UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens
AdvisorShares Trust
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code:   1-877-843-3831

Date of fiscal year end:    June 30

Date of reporting period:   June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVISORSHARES TRUST

3 Bethesda Metro Center
Suite 700
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Annual Report

June 30, 2010

ADVISORSHARES TRUST
DENT TACTICAL ETF
Manager’s Discussion and Analysis for DENT Annual Report

June 30, 2010

Thank you for being a shareholder in AdvisorShares ETFs. We are pleased to provide you with this annual report. As an investor in the AdvisorShares Dent Tactical ETF, you are investing in the first actively managed tactical asset allocation ETF. We hope this has provided you the diversification you are seeking for your investment portfolio.

Unlike all tactical asset allocation mutual funds, The Dent Tactical ETF and all AdvisorShares ETFs provide you with the transparency you need so that you know what you are holding on any given day you desire to look.

We are also excited to announce many new products, including the first actively managed long/short relative value ETF, the first actively managed international ETF, and the first actively managed high debt ETF. We will continue to bring you access to outstanding managers who are experts in their fields, with the goal of providing true diversification to an overall investment portfolio.

Symbol	ETF Name	Information
DENT	Dent Tactical ETF	http://dent.advisorshares.com
GRV	Mars Hill Partners Relative Value ETF	http://grv.advisorshares.com
AADR	WCM/BNY Mellon Focused Growth ADR ETF	http://aadr.advisorshares.com
HYLD*	Peritus High Yield ETF	http://hyld.advisorshares.com

Remember you can always find up to date information on our ETFs on our website at http://www.advisorshares.com. There you will find detailed information on the investment strategies of our various ETFs, daily holdings updates, and educational material on the investment strategy along with monthly manager commentary from each ETFs’ portfolio management team.

Thank you again for being an investor in AdvisorShares ETFs. We value the trust and confidence you have put in our firm, our employees, and our portfolio manager partners.

Sincerely,

Noah Hamman
CEO, AdvisorShares Investments, LLC

*	Although this Fund is effective, it has not yet launched and is not available for sale at this time.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other Fund risks include asset allocation risk, trading risk, early closing risk, turnover risk and temporary defensive positions risk which can increase Fund expenses and may decrease Fund performance. The Fund is, also, subject to the risks associated with the underlying ETFs that comprise this “fund of funds”. The underlying ETFs’ risks, as detailed in the prospectus, include small and large cap company risk, real estate investment trusts (REITs) risk, interest rate risk, credit risk, fixed income risk, foreign securities and currency risks, emerging markets risk, derivative risk, and commodity-linked derivative investment risk. Newly organized, actively managed Funds have no trading history and there can be no assurance that active trading markets will be developed or maintained.

The views in this report were those of the Fund’s CEO as of June 30, 2010 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice. There is no assurance that the Fund will continue to invest in the securities mentioned.

ADVISORSHARES TRUST
DENT TACTICAL ETF

HYPOTHETICAL GROWTH OF A $10,000 INVESTMENT

For the Period September 16, 2009* to June 30, 2010

HISTORICAL PERFORMANCE
Total Return as of June 30, 2010

	1 Month	3 Month	Year to Date	Since Inception 9/16/2009
DENT Tactical ETF NAV	-2.59%	-8.20%	-4.23%	-4.95%
DENT Tactical ETF Market Price**	-2.34%	-8.06%	-3.22%	-4.92%
S&P 500 Index	-5.23%	-11.43%	-6.65%	-2.04%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.56%. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1-877-843-3831.

*	Dent Tactical ETF commenced operations on September 16, 2009.
**	The price used to calculate market return (“Market Price”) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One can not invest directly in an index.

PREMIUM/DISCOUNT FREQUENCY DATA

Premium and Discount Range	Number of Days	% of Total Days
< -0.2%	27	9.38%
> -0.2% and < 0.0%	93	32.29%
> 0.0% and < 0.2%	140	48.61%
> 0.2%	28	9.72%
	288	100.00%

SUMMARY OF SCHEDULE OF INVESTMENTS

Debt Funds	29.4%
Equity Funds	29.4
Money Market Funds	20.9
Total Investments	79.7
Other Assets in Excess of Liabilities	20.3
Net Assets	100.0%

ADVISORSHARES TRUST
DENT TACTICAL ETF
Shareholder Expense Example

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period 1/1/10 to 6/30/10” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange traded funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Annualized Expense Ratios for the Period 1/1/10 to 6/30/10	Expenses Paid During the Period 1/1/10 to 6/30/10*
Actual	$1,000.00	$957.70	1.50%	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

*	Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

ADVISORSHARES TRUST
DENT TACTICAL ETF
Schedule of Investments

June 30, 2010

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 58.8%
Debt — 29.4%
SPDR Barclays Capital 1 — 3 Month T-Bill ETF	140,000	$6,421,800
Equity — 29.4%
Market Vectors — Gold Miners ETF	42,691	2,218,224
PowerShares India Portfolio	93,805	2,100,294
WisdomTree India Earnings Fund	91,955	2,091,976
Total Equity		6,410,494
Total Exchange Traded Funds (Cost $12,883,409)		12,832,294
MONEY MARKET FUND — 20.9%
Goldman Sachs Money Market (Cost $4,566,516)	4,566,516	$4,566,516
Total Investments — 79.7% (Cost $17,449,925)		17,398,810
Other assets less liabilities — 20.3%		4,421,472
Net Assets — 100.0%		$21,820,282

See Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Assets and Liabilities

June 30, 2010

ASSETS
Investments, at Market Value:
Mutual Fund (Cost $12,883,409)	$12,832,294
Money Market Instruments (Cost $4,566,516)	4,566,516
Total Investments (Cost $17,449,925)	17,398,810
Receivable for Securities Sold	15,092,241
Interest Receivable	410
Deferred Organization and Offering	106,175
Prepaid Expenses	2,663
Due from Investment Advisor	1,943
Total Assets	32,602,242
LIABILITIES
Payable for Securities Purchased	10,713,891
Accrued Expenses	68,069
Total Liabilities	10,781,960
NET ASSETS	$21,820,282
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$23,602,955
Net Investment Loss	(93,793)
Net Loss on Investments	(1,637,765)
Unrealized Depreciation on Investments	(51,115)
NET ASSETS	$21,820,282
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,160,000
Net Asset Value (NAV) Per Share	$18.81

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Operations

For the period September 16, 2009* to June 30, 2010

INVESTMENT INCOME
Dividend Income	$373,832
Interest Income	1,902
Total Investment Income	375,734
EXPENSES
Advisory Fees	178,360
Organizational Fees	139,921
Offering Fees	50,015
Report to Shareholders	23,671
Professional Fees	22,167
Insurance Fees	14,338
Transfer Agent Fees	10,401
Pricing Fees	4,735
Trustee Fees	4,295
Exchange Listing Fees	3,946
Custody Fees	2,585
Administration Fees	2,208
Miscellaneous Fees	38
Total Expenses	456,680
Expense Reimbursement	(176,554)
Net Expenses	280,126
Net Investment Income	95,608
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on Investment Transactions	(1,730,919)
Net Unrealized Depreciation on Investments	(51,115)
Net Realized and Unrealized Loss	(1,782,034)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,686,426)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Changes in Net Assets

For the Period September 16, 2009* to June 30, 2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income	$95,608
Net Realized Loss on Investment Transactions	(1,730,919)
Net Unrealized Depreciation on Investment Transactions	(51,115)
Net Decrease In Net Assets Resulting From Operations	(1,686,426)
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	(238,701)
Total Distributions	(238,701)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	27,955,825
Value of Shares Redeemed	(4,210,416)
Net Increase From Capital Stock Transactions	23,745,409
Net Increase in Net Assets	21,820,282
NET ASSETS:
Beginning of Period	—
End of Period	$21,820,282
Net Investment Loss	$(93,793)
CHANGES IN SHARES OUTSTANDING:
Shares Outstanding, Beginning of Period	—
Shares Sold	1,380,000
Shares Redeemed	(220,000)
Shares Outstanding, End of Period	1,160,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Financial Highlights

For the period September 16, 2009(1) to June 30, 2010

Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income(2)(7)	0.08
Net Realized and Unrealized Loss on Investments	(1.06)
Net Decrease in Net Assets
Resulting from Investment Operations	(0.98)
Distribution from Net Investment Income	(0.21)
Net Asset Value, End of Period	$18.81
Market Value, End of Period	$18.80
Total Return
Total Investment Return Based on Net Asset Value(3)(4)	(4.95)%
Total Investment Return Based on Market(4)	(4.92)%
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)	$21,820
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)(8)	1.50%
Expenses, prior to expense waivers and reimbursements(5)(8)	2.45%
Net Investment Income(5)	0.51%
Portfolio Turnover Rate(6)	501%

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments companies in which the Fund invests.
(8)	Does not include expense of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Dent Tactical ETF (the “Fund”) is one of two separate exchange-traded funds currently comprising the Trust, collectively, (the “Funds”). The Fund commenced operations on September 16, 2009.

The Fund’s investment objective is long term growth of capital. The Fund is a “fund of funds”, which means that the Fund seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the “Underlying ETF’s”).

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by H.S. Dent Investment Management, LLC, the Sub-Advisor, in accordance with procedures adopted by the Board of Trustees of the Trust.

Exchange Traded Funds

The Funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis.

Short-Term Investments

The Fund may invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

2. Summary of Significant Accounting Policies - (continued)

Dividends and Distributions

The Fund will pay out dividends to shareholders at least annually. The Fund will distribute its net capital gains, if any, to shareholders annually.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3.Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC. The Adviser acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of 0.95% of the NAV of the Fund and such fees do not include breakpoints. From time to time, the Adviser may waive all or a portion of its fee.

Sub-Advisory Agreements

H.S. Dent Investment Management, LLC. serves as investment sub-adviser to all of the Funds and provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the Sub-Advisor and the Advisor, the Sub-Advisor receives an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000.40%
$100,000,001 – $250,000,000.45%
$250,000,001 – $500,000,000.50%
$500,000,001 – $1,000,000,000.55%
$1,000,000,001 +	.60%

From time to time, the Sub-Adviser may waive all or a portion of its fee.

Expense Limitation Agreement

AdvisorShares Investments, LLC (the “Advisor”) and H.S. Dent Investment Management, LLC (the “Sub-Advisor”) have contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets until September 2, 2010. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. In addition, if at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

3.Investment Advisory Agreement and Other Agreements - (continued)

may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period.

For the period ended June 30, 2010, the Advisor waived fees and reimbursed expenses totaling $176,554, which is available to be recouped until June 30, 2013.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” and “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

The Fund has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by the Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

4. Organization Cost

Expenses incurred in organizing of the Trust and the Fund are approximately $241,000. The Trust and the Fund will reimburse AdvisorShares for organizational expenses paid on their behalf.

5. Creation and Redemption Transactions

The Fund issues and redeems shares on a continuous basis at NAV in groups of 65,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

6. Summary of Fair Value Disclosure - (continued)

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ assets carried at fair value:

Investments in Securities	Level 1
Exchange Traded Funds	$12,832,294
Money Market Fund	$4,566,516
Total	$17,398,810

*	The Fund did not hold and Level 2 or Level 3 securities during the period reported.

7. Federal Income Tax

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

7. Federal Income Tax - (continued)

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Dent Tactical ETF	$17,449,925	$48,720	$(99,835)	$(51,115)

At June 30, 2010, the components of distributable earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital and Other Gains/ (Losses)	Timing Difference	Net Unrealized Depreciation	Total Loss
Dent Tactical ETF	$32,739	$(1,637,765)	$(126,532)	$(51,115)	$(1,782,673)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences.

The Fund has a capital loss carryforward of $92,718 available to offset future realized gains through June 20, 2018.

The tax character of distributions paid from ordinary income during the period ended June 30, 2010 was $238,701.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2010, the Fund incurred and elected to defer to July 1, 2010 post-October losses of $(1,545,047).

At June 30, 2010, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital and Other Gain	Paid-In Capital
Dent Tactical ETF	$49,300	$93,154	$(142,454)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences.

8. Investment Transactions

Purchases and sales of investments for the period September 16, 2009 (commencement of operations) to June 30, 2010 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Dent Tactical ETF	$101,297,868	$108,897,503	$26,334,340	$4,120,376

ADVISORSHARES TRUST
Notes to Financial Statements
June 30, 2010

9. Risks Involved with Investing in the Fund

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in this Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. This Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Tracking Error Risk

The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and Sub-Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

10. Subsequent Events

The Fund has adopted authoritative standards of accounting for, and disclosure of events that occur after the Statement of Asset and Liabilities date but before financial statements are issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement. There were no subsequent events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11. Unaudited Tax Information

Qualified Dividend Income – Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended June 30, 2010, taxed at a maximum rate of 15% is 91.29%

Dividend Received Deduction – For corporate shareholders, the percentage of ordinary income distributions for the year ended June 30, 2010 that qualifies for the dividends received deduction is 56.57%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
AdvisorShares Trust and
Shareholders of
Dent Tactical ETF

We have audited the accompanying statement of assets and liabilities of Dent Tactical ETF, a series of AdvisorShares Trust (the “Trust”), including the schedule of investments, as of June 30, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 16, 2009 (commencement of operations) through June 30, 2010. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dent Tactical ETF, as of June 30, 2010, the results of its operations, the changes in net assets and the financial highlights for the period September 16, 2009 (commencement of operations) through June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 23, 2010

ADVISORSHARES TRUST
DENT TACTICAL ETF
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustees
Paul Aaronson	1956	Trustee	No set term; served since 2009	Managing Member of Stone Keep Capital Management, LLC (2008 – present); President of Scaroon Associates (financial services consulting) (2006); CEO of PlusFunds Group, Inc. (registered investment adviser) (2005) Executive Managing Director of Standard & Poor’s (2001).	None
Elizabeth (Betsy) Piper/Bach	1952	Trustee	No set term; served since 2009	Vice President of NADA Plan Administrators (retirement plan administration) (2009 – present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001).	1
Interested Trustee
Noah Hamman*	1968	Trustee	No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006 – present; President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President — Business Development of Rydex Investments (2001).	None

The officers of the Trust not named above are:

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan Ahrens	1966	Chief Compliance Officer, Secretary & Treasurer	No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc & Mutuals.com Funds (2003 – 2005).

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.
(1)	The address of each Trustee or officer is c/o AdvisorShares Investments, LLC, 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814
(2)	Independent Trustees and Officers serve until their successors are duly elected and qualified.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Board Review of Investment Advisory and Sub-Advisory Agreements (unaudited)

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 2, 2009 (the “Organizational Meeting”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved: (i) an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Dent Tactical ETF (the “Fund”), and AdvisorShares Investments, LLC (the “Advisor”), for its initial term; and (ii) an investment sub-advisory agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Advisor and H.S. Dent Investment Management, LLC (“Dent”), for its initial term.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreements for initial two-year terms. Each Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each Agreement for an additional one-year term.

In preparation for the Organizational Meeting, the Board requested and reviewed a wide variety of information from the Advisor and Dent, including written materials provided by the Advisor and Dent regarding: (i) the nature, extent and quality of the services to be provided by the Advisor and Dent; and (ii) the costs of the services to be provided by the Advisor, as discussed in further detail below. The Board also received a memorandum from fund counsel regarding the responsibilities of the Board in connection with their consideration of the Agreements.

The Trustees used this information, as well as other information that the Advisor, Dent and other service providers of the Fund submitted to the Board, to help them decide whether to approve each Agreement. The Board discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the Agreements in light of this information. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by the Advisor and Dent

The Board reviewed the services to be provided to the Fund by the Advisor and Dent, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by Dent in managing the Fund. Additionally, a representative from the Advisor joined the Organizational Meeting and provided the Board with a presentation regarding, among other things, the Advisor’s and Dent’s financial condition, profitability and ownership structure. The Board considered and discussed, among other things, the Advisor’s and Dent’s history and processes, as well as the Advisor’s and Dent’s personnel and investment approach. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor and Dent.

Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Fund to the Advisor and the profitability of the Advisor. In reviewing the proposed advisory fee, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fee to be received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund’s expected asset level.

Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fee appropriately reflects the Fund’s expected size, the Advisor’s current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee level under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that the fee level under the Advisory Agreement could be revisited if economies of scale materialized.

Other Considerations

The Board also determined that the Advisor has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor’s expense limitation and fee waiver arrangement with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Advisor’s and Dent’s fees are fair and reasonable in light of the services that they will provide to the Fund; and (c) agreed to approve the Agreements for initial terms of two years.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ADVISORSHARES TRUST
DENT TACTICAL ETF

Investment Advisor
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

Sub-Adviser
H.S. Dent investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, Florida 33647

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Chief Executive Officer, Treasurer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not Applicable

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant's Chief Executive Officer, Treasurer or persons performing similar functions.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Elizabeth Piper/Bach. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010: $12,000
2009: N/A

b).  Audit-Related Fees: the aggregate fees billed in each of the previous last two fiscal years for assurance and related services by the principal accountant that are principally related to the Registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2010: N/A
2009: N/A

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010: $2,500
2009: N/A

d).  All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010: N/A
2009: N/A

e)           Audit Committee Pre-Approval Policies and Procedures.

(i)           Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the

Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii)           100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)           No response required.

(g)          The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period ended June 30, 2010 were as follows:

 2010: N/A
 2009: N/A

(h)          Not Applicable

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the member of such committee is Elizabeth Piper/Bach.

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Chief Executive Officer and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached

(b) Separate certifications for each Chief Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AdvisorShares Trust

By:  /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: September 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AdvisorShares Trust

By:  /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: September 9, 2010

By:  /s/ Dan Ahrens

Dan Ahrens, Treasurer

Date: September 9, 2010